Expense Example - Cullen Emerging Markets High Dividend Fund - Class R6	Aug. 05, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	355	[1]
Expense Example, with Redemption, 5 Years	639	[1]
Expense Example, with Redemption, 10 Years	$ 1,447	[1]

[1]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.